Annual Total Returns [BarChart] - HIGH GRADE INCOME FUND - CLASS I SHARES	May 01, 2021
Bar Chart Table:
Annual Return 2011	6.94%
Annual Return 2012	5.05%
Annual Return 2013	(2.69%)
Annual Return 2014	5.77%
Annual Return 2015	0.37%
Annual Return 2016	1.47%
Annual Return 2017	3.56%
Annual Return 2018	(1.21%)
Annual Return 2019	8.89%
Annual Return 2020	7.30%